Loss Per Share (Details) - Schedule of Weighted Average Number of Shares Outstanding - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Number of Shares Outstanding [Abstract]
Loss for the year	$ (43,100)	$ (44,044)	$ (29,002)
Basic and diluted loss per share	$ (1.66)	$ (2.78)	$ (2.38)
Weighted average number of shares for basic and diluted loss per share	25,910,696	15,865,817	12,193,574